SUBSIDIARY PUBLIC ISSUERS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenues	$ 4,711	$ 4,096	$ 3,810
Net income (loss)	138	(66)	(45)
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(122)	(136)	(130)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	2	0	(10)
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(1,322)	(1,185)	(772)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	4,711	4,096	3,810
Net income (loss)	772	561	1,173
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	$ 808	$ 694	$ (306)